Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
29	Related Party Transactions

Key managerial personnel (KMP)

Gregory Bradford Moran	Chief Executive Officer & Director (until June 20, 2024)

Hiroshi Nishijima	Chief Executive Officer (w.e.f. June 20, 2024)

Uri Levine	Director (until July 20, 2023)

David Ishag	Director (until January 31, 2024)

Evelyn D’An	Director (w.e.f. April 19, 2023)

Graham Gullan	Director (until June 18, 2024)

Swatick Majumdar	Director (w.e.f. August 9, 2023)

Mohan Ananda	Director (w.e.f. December 28, 2023)

Madan Menon	Director (w.e.f. December 28, 2023)

Lisbeth McNabb	Director (until April 18, 2023)

John Robert Clarke	Director (w.e.f. June 20, 2024)

Mark Bailey*	Director (until December 06, 2024)

Investor in Indian subsidiary

Mahindra & Mahindra Limited**	Investor in Indian subsidiary (until December 28, 2023)

Enterprises owned or significantly influenced by above

Mahindra & Mahindra Financial Services Limited**

Mahindra First Choice Wheels Limited**

Yard Management Services Limited**

Ananda Small Business Trust

Related party transactions pertaining to debt, investments, and other current liabilities have been stated on the face of the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Operations.

The Company had following transactions with related parties:

	Three months ended		Nine months ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Interest expense
Mahindra & Mahindra Financial Services Limited**	$-	$12,427	$-	$38,203

Interest income
Mahindra & Mahindra Financial Services Limited**	$-	$5,548	$-	$11,224

Parking charges
Yard Management Services Limited**	$-	$241,866	$-	$241,866

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited**	$-	$66,525	$-	$119,576

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited**	$-	$-	$-	$153

Amount received for November 2024 Offering
Mark Bailey*	$2,499,959	$-	$2,499,959	$-

Amount received for December 2024 Offering
Hiroshi Nishijima	$50,001	$-	$50,001	$-

The Company has the following outstanding balances with related parties:

As at	December 31, 2024	March 31, 2024
Convertible promissory note (non-current and current)
Ananda Small Business Trust	$-	$2,027,840

Payable to Director
Mohan Ananda	$152,435	$152,435

Advance to director (net)
Gregory Bradford Moran	$-	$44,168

Derivative financial instruments
Hiroshi Nishijima	$8,464	$-
	$160,899	$2,224,443

*	Mark Bailey was considered a related party until December 6, 2024. Accordingly, transactions until December 6, 2024 with him has been disclosed. However, outstanding balances as of December 31, 2024, have not been disclosed, as he was no longer classified as a related party on that date.

**	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and December 31, 2024.

32	Related Party Transactions

Key managerial personnel (KMP)

Gregory Bradford Moran	Chief Executive Officer & Director
Uri Levine	Director (untill July 20, 2023)
David Ishag	Director (untill January 31, 2024)
Evelyn D’An	Director (w.e.f. April 19, 2023)
Graham Gullan	Director
Swatick Majumdar	Director (w.e.f. August 9, 2023)
Mohan Ananda	Director (w.e.f. December 28, 2023)
Madan Menon	Director (w.e.f. December 28, 2023)
Lisbeth McNabb	Director (until April 18, 2023)

Investor in Indian subsidiary
Mahindra & Mahindra Limited*	Investor in Indian subsidiary (Until December 28, 2023)

Enterprises owned or significantly influenced by above
Mahindra & Mahindra Financial Services Limited*
Mahindra First Choice Wheels Limited*
Yard Management Services Limited*
Ananda Small Business Trust

Related party transactions pertaining to debt, investments, and other current liabilities have been stated on the face of the Consolidated Balance Sheet and Consolidated Statement of Operations.

The Company had following transactions with related parties:

	March 31, 2024	March 31, 2023
Interest expense
Mahindra & Mahindra Financial Services Limited*	$38,203	$64,844

Interest income
Mahindra & Mahindra Financial Services Limited*	11,224	15,804

Parking charges
Yard Management Services Limited*	241,866	-

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited*	119,576	251,700

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited*	153	1,123,384

Proceeds from sale of assets held for sale
Mahindra First Choice Wheels Limited*	(3,144)	3,187,157

Legal Fees
Mahindra First Choice Wheels Limited*	-	668

The Company has the following outstanding balances with related parties:

As at	March 31, 2024	March 31, 2023
Convertible promissory note (non-current and current)
Ananda Small Business Trust	$2,027,840	$-

Payable to Director
Mohan Ananda	152,435	-

Debt (non-current and current maturities)
Mahindra & Mahindra Financial Services Limited*	-	1,054,887

Fixed deposits (including interest accrued)
Mahindra & Mahindra Financial Services Limited*	-	262,117

Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd*	-	15,067

Advance to director (net)
Gregory Bradford Moran	44,168	19,682
	2,224,443	1,351,753

*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties untill December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owner of more than 5% of the company securities, hence, the transactions till December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owners of more than 5% of Company’s securities, hence, the transaction till December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024.